INVENTORIES	6 Months Ended
Jun. 30, 2015
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:

Inventories consisted of the following:
	June 30,	December 31,
	2015	2014

	U.S. $ in millions

Finished products	$2,193	$2,268
Raw and packaging materials	1,224	1,279
Products in process	636	638
Materials in transit and payments on account	173	186

	$4,226	$4,371